SHARE CAPITAL - Disclosure of number and weighted average remaining contractual life of outstanding share options (Details)	6 Months Ended
	Feb. 28, 2022 Share $ / shares	Aug. 31, 2021 Share	Aug. 31, 2020 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	4,437,171	3,808,521	3,182,500
Number of share options exercisable in share-based payment arrangement	1,697,268
Weighted average remaining contractual life of outstanding share options	3 years 4 months 17 days
Options outstanding 1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	1,164,167
Number of share options exercisable in share-based payment arrangement	499,167
Exercise price of outstanding share options | $ / shares	$ 6.58
Weighted average remaining contractual life of outstanding share options	3 years 9 months 18 days
Options outstanding 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	99,000
Number of share options exercisable in share-based payment arrangement	0
Exercise price of outstanding share options | $ / shares	$ 3.90
Weighted average remaining contractual life of outstanding share options	4 years 5 months 12 days
Options outstanding 3 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	42,000
Number of share options exercisable in share-based payment arrangement	0
Exercise price of outstanding share options | $ / shares	$ 3.40
Weighted average remaining contractual life of outstanding share options	4 years 6 months 21 days
Options outstanding 4 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	916,836
Number of share options exercisable in share-based payment arrangement	562,767
Exercise price of outstanding share options | $ / shares	$ 2.61
Weighted average remaining contractual life of outstanding share options	2 years 1 month 9 days
Options outstanding 5 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	21,000
Number of share options exercisable in share-based payment arrangement	0
Exercise price of outstanding share options | $ / shares	$ 2.52
Weighted average remaining contractual life of outstanding share options	5 years
Options outstanding 6 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	1,210,000
Number of share options exercisable in share-based payment arrangement	0
Exercise price of outstanding share options | $ / shares	$ 2.32
Weighted average remaining contractual life of outstanding share options	4 years 9 months 18 days
Options outstanding 7 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	984,168
Number of share options exercisable in share-based payment arrangement	635,334
Exercise price of outstanding share options | $ / shares	$ 1.81
Weighted average remaining contractual life of outstanding share options	2 years 9 months 3 days